Marketable Securities (Details 1) $ in Thousands	Dec. 31, 2023 USD ($)
Marketable Securities [Abstract]
Within one year	$ 3,477
After one year through five years	5,091
After 5 years through 10 years	2,695
After 10 years	918
marketable securities by contractual maturities, Total	$ 12,181